Web Based Technology (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Web-Based Technology [Abstract]
Web-based technology amortization period, Description	Over a period of up to five years.
Web-based technology, amortization expense	$ 192,760	$ 130,289